CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Net revenues:
Product revenues	$ 242	$ 438	$ 979	$ 930	$ 1,127	$ 1,849
License revenues	176	166	535	509	680	365
Total net revenues	418	604	1,514	1,439	1,807	2,214
Cost of goods sold	189	191	610	448	737	1,346
Gross margin	229	413	904	991	1,070	868
Operating expenses:
Research and development	204	208	687	552	632	451
Depreciation and amortization	55	52	169	96	151	91
Selling, general and administrative	578	1,006	2,497	2,564	3,620	2,636
Total operating expenses	837	1,266	3,353	3,212	4,403	3,178
Loss from operations	(608)	(853)	(2,449)	(2,221)	(3,333)	(2,310)
Interest income	0	0	0	2	2	4
Interest expense	(5)	0	(52)	0	0	(12)
Amortization of debt issuance costs					0	(40)
Gain on sale of equipment	1	0	3	0
Other income (expense)	1	0	(25)	55	69	(2)
Net loss	(611)	(853)	(2,523)	(2,164)	(3,262)	(2,360)
Other comprehensive income (loss), foreign currency translation adjustments	0	17	(2)	7	27	27
Total comprehensive loss	$ (611)	$ (836)	$ (2,525)	$ (2,157)	$ (3,235)	$ (2,333)
Net loss per common share, basic and diluted	$ (0.03)	$ (0.07)	$ (0.17)	$ (0.20)	$ (0.29)	$ (0.27)
Weighted average common shares outstanding, basic and diluted	17,787,356	11,560,329	14,805,395	11,032,743	11,223,878	8,644,962